Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions	As detailed in Note 1(a), as of April 3, 2020, Tencent’s voting power in Huya was increased to over 50%, and Tencent became the parent company of the Company from then onwards.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Content costs charged by Tencent (i)	123,204	127,224	485,988
Operation support services provided by Tencent	219,403	342,487	370,393
Disposal gain of an investment (Note 10)	—	—	360,589
Sub-licensing and other revenues from Tencent	8,028	14,349	80,302
Others	31,739	30,540	14,617

(i)
In April 2021, the Company entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for broadcasting League of Legends matches during the period from 2021 to 2025, with a total consideration of RMB2,013 million.

Transactions with JOYY

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Operation support services provided by JOYY	17,455	4,187	2,543
Purchase of services by JOYY on behalf of Huya	22,622	18,945	268
Cash collected by JOYY as a payment platform for Huya	1,362,489	—	—
Repayment from JOYY in relation to the payment on behalf of Huya’s employees	15,306	—	—
Others	12,637	1,054	—

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sub-licensing and other revenues from Tencent and Huya’s related parties	—	8,197	188,209
Content costs and revenue sharing fees charged by Tencent and Huya’s related parties	—	85,361	102,311
Others	—	34,044	21,013

Schedule of Amounts Due from/to Related Parties
As of December 31, 2020 and 2021, the amounts due from/to related parties are as follows:

	December 31,
	2020	2021
	RMB	RMB
Amounts due from related parties
Tencent	59,832	108,686
JOYY	4,913	27,817
Others	356	12,450
Less: expected credit loss provision	(299)	(393)

Total	64,802	148,560

Amounts due to related parties
Tencent	85,304	177,452
Others	10,153	38,676

Total	95,457	216,128

Schedule of Expected Allowance for Credit Loss Provision Related to Amounts Due from Related Parties
The following table presents the activity in the expected credit loss provision related to
a
mounts due from related parties for the year
s
ended December 31, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	—	—
Impact of adoption to ASC326	—	(203)	—

Balance at beginning of the year	—	(203)	(299)

Current year provision	—	(180)	(387)
Current year reversal	—	84	293

Balance at end of the year	—	(299)	(393)